Income Taxes (Details) - Schedule of reconciliation of the statutory federal income tax rate to the Company's effective tax rate	3 Months Ended	6 Months Ended	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2021	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Schedule of reconciliation of the statutory federal income tax rate to the Company's effective tax rate [Abstract]
Tax at federal statutory rate			21.00%	21.00%	21.00%
Permanent differences			(0.60%)	(1.50%)	(0.80%)
Warrant Mark to Market			(7.80%)	(0.10%)	(0.10%)
Stock-based compensation			(0.20%)	(0.20%)	(0.20%)
Change in Valuation Allowance			(13.60%)	(21.10%)	(21.90%)
Research and development tax credits			1.10%	1.80%	1.90%
Effective tax rate	0.00%	0.00%	(0.10%)	(0.10%)	(0.10%)